Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 10.1	$ 9.9	$ 10.7
Interest on operating lease liability	3.6	4.1	4.5
Operating Lease, Expense	$ 13.7	$ 14.0	$ 15.2